Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2024	2023
Cash deposits	$788.1	$571.4
Term deposits	663.2	850.5
	$1,451.3	$1,421.9